1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Disaggregation of revenue
	2019	2018
Engineering Design Services	$1,313,543	$1,283,534
Optical Components	1,821,889	1,226,190
Medical Device Products and Assemblies	3,668,737	1,528,324
Total Revenues	$6,804,169	$4,038,048

Schedule of Inventory
	2019	2018
Raw material	$578,856	$500,908
Work-in-progress	409,019	434,536
Finished goods	746,729	208,624
	$1,734,604	$1,144,068

Estimated Useful Lives of Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Percent schedule of entity wide revenues by percentage
	2019	2018
Customer A	8%	16%
Customer B	6%	14%
Customer C	18%	8%
Customer D	13%	5%
Customer E	11%	4%
All Others	44%	53%
	100%	100%

Schedule of earnings per share
	Year Ended June 30
	2019	2018
Net Loss– Basic and Diluted	$(614,871)	$(351,390)

Basic Weighted Average Shares Outstanding	11,486,079	9,826,151
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	11,486,079	9,826,151

Loss Per Share
Basic	$(0.05)	$(0.04)
Diluted	$(0.05)	$(0.04)

Warranty reserve activity
	2019	2018
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	5,791	6,109
Warranty claims incurred	(5,791)	(6,109)
Balance at end of period	$25,000	$25,000